UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


ROBECO-SAGE TRITON FUND, L.L.C.


Quarterly Report (unaudited)

December 31, 2009

                         Robeco-Sage Triton Fund, L.L.C.

                       Schedule of Investments (unaudited)

                                December 31, 2008

Robeco-Sage Triton Fund, LLC (the "Fund") invests substantially all of its assets in Robeco-Sage Triton Master Fund, L.L.C. (the "Master Fund"). As of December 31, 2008 the Fund owned 99.9% of the Master Fund. The Master Fund's schedule of investments in investment funds is listed below.


                                                                                               %* of
                                                                                               MEMBERS'
Portfolio Funds Held by Master                             COST           VALUE                CAPITAL      LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------

LONG/SHORT EQUITY:
Alson Signature Fund Offshore, Ltd.                        $ 2,969,744     $ 2,807,308           2.71%      Quarterly
Apis Offshore Capital, Ltd.                                  3,000,000       2,500,398           2.42%      Quarterly
Cantillon World, Ltd.                                        1,800,000       2,202,515           2.13%       Monthly
Clovis Capital Partners (Cayman), Ltd.                       3,010,000       3,024,677           2.92%      Quarterly
Coeus Capital Offshore, Ltd.                                 3,500,000       2,882,617           2.78%      Quarterly
Criterion Capital Partners, Ltd.                             2,190,570       2,251,023           2.17%       Monthly
Elm Ridge Value Partners Offshore Fund, Inc.                 2,195,636       2,259,460           2.18%      Quarterly
Highline Capital International, Ltd.                         4,400,000       4,677,050           4.52%      Quarterly
Ivory Offshore Flagship Fund, Ltd.                           3,060,000       3,438,157           3.32%      Quarterly
North Run Offshore Partners, Ltd.                            1,566,732       1,235,649           1.19%      Quarterly
PFM Diversified Offshore Fund, Ltd.                          4,400,000       4,131,116           3.99%      Quarterly
Tracer Capital Offshore Fund, Ltd.                           1,045,934         819,446           0.79%      Quarterly
                                                       ------------------------------------------------
           TOTAL LONG/SHORT EQUITY                          33,138,616      32,229,416          31.12%
                                                       ------------------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund, Ltd.                  3,000,000       3,184,005           3.07%      Quarterly
Elliott International, Ltd.                                  3,000,000       3,751,197           3.62%      Quarterly
Eton Park Overseas Fund, Ltd.                                3,950,000       4,639,822           4.48%      Bi-Annually
Fir Tree International Value Fund, Ltd.                      2,247,746       2,209,255           2.13%      Bi-Annually
Magnetar Capital Fund, Ltd.                                  3,250,000       2,482,571           2.40%   Semi-Annually***
Montrica Global Opportunities Fund                           2,893,009       2,202,370           2.13%       Annually
Octavian Global Fund, Ltd.                                   3,000,000       2,242,319           2.17%       Quarterly
Perry Partners International, Inc.                           4,160,000       3,512,092           3.39%       Annually
Taconic Opportunity Offshore Fund, Ltd.                      3,500,000       3,000,412           2.90%      Quarterly
                                                       ------------------------------------------------
           TOTAL EVENT DRIVEN                               29,000,755      27,224,043          26.29%
                                                       ------------------------------------------------


                         Robeco-Sage Triton Fund, L.L.C.

                                December 31, 2008

                                                                                                    %* of
                                                                                                    MEMBERS'
Portfolio Funds Held By Master Fund                                 COST            VALUE           CAPITAL      LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------

MACRO:
Brevan Howard Emerging Markets Strategies Fund Limited              $ 3,150,000     $ 3,312,177       3.20%       Monthly
QFS Global Macro Hedge Fund, Ltd.                                     2,100,000       2,391,133       2.31%       Monthly
Wexford Offshore Spectrum Fund                                        2,468,775       2,660,552       2.57%      Quarterly
                                                                --------------------------------------------
           TOTAL MACRO                                                7,718,775       8,363,862       8.08%
                                                                --------------------------------------------

DISTRESSED:
Greywolf Capital Overseas Fund                                           66,602          91,227       0.09%          ++
Matlin Patterson Distressed Opportunities Fund, Ltd.                  2,600,000       1,937,335       1.87%    Semi-Annually
Redwood Offshore Fund, Ltd.                                           2,660,000       2,112,689       2.04%      Bi-Annually
Wexford Offshore Credit Opportunities Fund Limited                    2,600,000       2,726,717       2.63%      Quarterly
                                                                --------------------------------------------
           TOTAL DISTRESSED                                           7,926,602       6,867,968       6.63%
                                                                --------------------------------------------
STRUCTURED CREDIT:
Cerberus International, Ltd.                                          4,250,000       3,359,340       3.25%     Quarterly***
D.B. Zwirn Special Opportunities Fund, Ltd.                             215,112         117,464       0.11%          ++
Dune Capital International, Ltd.                                        595,723         436,628       0.42%    Semi-Annually+
Petra Offshore Fund L.P.                                              1,950,000         340,444       0.33%      Quarterly
Sorin Offshore Fund, Ltd.                                             1,900,000       1,213,959       1.17%      Quarterly
                                                                --------------------------------------------
           TOTAL STRUCTURED CREDIT                                    8,910,835       5,467,835       5.28%
                                                                --------------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Bennelong Asia Pacific Multi-Strategy Equity Fund                     2,600,000       2,394,134       2.31%       Monthly
Citadel Kensington Global Strategies Fund, Ltd.                       2,613,221       1,703,856       1.65%     Bi-Annually***
Sandleman Partners Multi-Strategy Fund, Ltd.                          2,326,020       1,278,662       1.23%      Quarterly+
                                                                --------------------------------------------
           TOTAL MULTI-STRATEGY RELATIVE VALUE                        7,539,241       5,376,652       5.19%
                                                                --------------------------------------------
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short Limited         3,310,000       4,556,823       4.40%       Monthly
                                                                --------------------------------------------
FIXED INCOME RELATIVE VALUE:
The Drake Absolute Return Fund, Ltd.                                  1,037,500         663,136       0.64%      Quarterly+
                                                                --------------------------------------------
CREDIT:
Latigo Offshore Ltd.                                                    413,673         386,485       0.37%    Quarterly***^
                                                                --------------------------------------------
           TOTAL PORTFOLIO FUNDS                                    $98,995,997    $ 91,136,220      88.00%
                                                                ============================================

     * Percentages are based on Members' Capital at the end of period of $103,558,481.
    **  Liquidity terms shown apply after lock-up provisions.
   ***  Portfolio Fund restricted redemptions on December 31, 2008.
     + Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors.
    ++ The Master Fund only holds a remaining investment in a side pocket which is in the process of liquidating.
     ^ A portion of the Master Fund's investment includes a separate interest in a special purpose vehicle that is in the process of liquidating its holdings.

                         Robeco-Sage Triton Fund, L.L.C.

                                December 31, 2008

At December 31, 2008, the aggregate cost of investments for tax purposes was $98,995,997. Net unrealized appreciation on investments for tax purposes was $(7,859,777) consisting of $4,864,952 of gross unrealized appreciation and $(12,724,729) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 88.00% of Members' Capital, have been fair valued.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157 is effective for the Master Fund's financial statement periods beginning after December 1, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

    o Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

    o Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

    o Level 3 - Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date. All investments in Portfolio Funds are included in this level.

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at December 31, 2008:

The following is a summary of the inputs used as of December 31, 2008 in valuing the Master Fund's investments carried at value:

                                        Level 1        Level 2         Level 3         Total
                                     ----------------------------------------------------------
Investments in Portfolio Funds        $   -          $    -         $ 91,136,220   $ 91,136,220


                         Robeco-Sage Triton Fund, L.L.C.

                 Schedule of Investments (unaudited) (concluded)

                                December 31, 2008

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                           INVESTMENTS IN
                                                           PORTFOLIO FUNDS
                                                          -----------------
BALANCE AS OF 3/31/08                                        $ 120,031,676
Accrued discounts/premiums                                               -
Realized gain/(loss)                                            (2,844,715)
Change in unrealized appreciation/(depreciation)               (18,208,959)
Net purchase/(sales)                                            (7,841,782)
Net transfers in/and or out of Level 3                                   -
                                                          -----------------
BALANCE AS OF 12/31/08                                        $ 91,136,220
                                                          =================

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Robeco-Sage Triton Fund, L.L.C.

By (Signature and Title)*                    /s/ Timothy J. Stewart
                                             -----------------------
                                             Timothy J. Stewart
                                             Chief Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Timothy J. Stewart
                                             -----------------------
                                             Timothy J. Stewart
                                             Chief Executive Officer

Date: February 27, 2009

By (Signature and Title)*                    /s/ Matthew J. Davis
                                             -----------------------
                                             Matthew J. Davis
                                             Chief Financial Officer

Date: February 27, 2009

* Print the name and title of each signing officer under his or her signature.